Condensed Consolidating Financial Information - Schedule of Condensed Statements of Income (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Lease and other revenue	$ 12,894		$ 6,657							$ 35,993	$ 19,093
Related party revenue			11								19
Total revenue	316,468	$ 264,498	258,654	$ 256,161	$ 230,278	$ 201,176	$ 185,455	$ 168,535	$ 196,171	906,318	745,093	$ 1,009,591	$ 751,337	$ 1,076,680
Cost of goods and services	202,734		173,880							594,605	500,329	691,124	556,009	742,041
Gross profit	113,734	73,703	84,774	84,630	75,360	61,012	47,254	32,610	54,452	311,713	244,764	318,467	195,328	334,639
Selling, general and administrative expense	69,022		54,828							194,568	162,359	219,517	205,409	245,723
Operating income (loss)												98,950	(10,081)	88,916
Interest expense, net	10,584		79							16,813	199
Other expense (income), net	910		2,941							3,724	7,929	9,666	8,753	11,651
Income (loss) before income taxes	33,218		26,926							96,608	74,277	89,284	(18,834)	77,265
Income (loss) before income taxes and equity in earnings (losses) of affiliates												89,284	(18,834)	77,265
Provision for (benefit from) income taxes	7,723		8,241							24,324	22,973	(22,284)	(8,043)	24,131
Income (loss) before equity in earnings (losses) of affiliates	25,495		18,685							72,284	51,304	111,568	(10,791)	53,134
Net income (loss)	25,495	60,264	18,685	19,033	13,586	4,167	(2,154)	(10,294)	(2,510)	72,284	51,304	111,568	(10,791)	53,134
Net income (loss) attributable to noncontrolling interest	232		264							295	860	930	1,851	1,436
Net income (loss) attributable to Apergy	25,263	$ 60,194	18,421	$ 18,754	$ 13,269	$ 3,769	$ (2,503)	$ (10,872)	$ (3,036)	71,989	50,444	110,638	(12,642)	51,698
Comprehensive income (loss) attributable to Apergy	25,187		23,791							63,613	57,538	117,852	(11,577)	39,738
Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Lease and other revenue	12,895		6,647							35,994	19,074
Apergy Corporation
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expense	87									1,588
Interest expense, net	10,491									16,494
Income (loss) before income taxes	(10,578)									(18,082)
Provision for (benefit from) income taxes	(2,575)									(4,217)
Income (loss) before equity in earnings (losses) of affiliates	(8,003)									(13,865)
Equity in earnings (losses) of affiliates	33,266		18,421							85,854	50,444
Equity in earnings (losses) of affiliates												110,638	(12,642)	51,698
Net income (loss)	25,263		18,421							71,989	50,444	110,638	(12,642)	51,698
Net income (loss) attributable to Apergy	25,263		18,421							71,989	50,444	110,638	(12,642)	51,698
Comprehensive income (loss) attributable to Apergy	25,187		23,791							63,613	57,538	117,852	(11,577)	39,738
Subsidiary guarantors
Condensed Income Statements, Captions [Line Items]
Lease and other revenue	12,531		6,296							34,855	17,501
Related party revenue	5,944		7,656							18,598	19,477
Total revenue	282,781		226,994							810,023	652,592	881,187	644,392	923,957
Cost of goods and services	175,718		148,389							515,005	425,792	586,519	459,465	604,715
Gross profit	107,063		78,605							295,018	226,800	294,668	184,927	319,242
Selling, general and administrative expense	63,470		50,448							176,733	149,145	200,839	183,892	220,897
Operating income (loss)												93,829	1,035	98,345
Interest expense, net	84		78							288	196
Other expense (income), net	(524)		2,816							1,872	7,611	9,429	8,550	10,606
Income (loss) before income taxes	44,033		25,263							116,125	69,848
Income (loss) before income taxes and equity in earnings (losses) of affiliates												84,400	(7,515)	87,739
Provision for (benefit from) income taxes	8,744		7,938							24,076	22,726	(10,680)	(2,750)	29,485
Income (loss) before equity in earnings (losses) of affiliates	35,289		17,325							92,049	47,122	95,080	(4,765)	58,254
Equity in earnings (losses) of affiliates	5,344		2,435							18,811	5,579
Equity in earnings (losses) of affiliates												22,110	(23,668)	(17,980)
Net income (loss)	40,633		19,760							110,860	52,701	117,190	(28,433)	40,274
Net income (loss) attributable to Apergy	40,633		19,760							110,860	52,701	117,190	(28,433)	40,274
Comprehensive income (loss) attributable to Apergy	39,904		20,195							110,214	53,055	120,042	(28,402)	39,594
Subsidiary non-guarantors
Condensed Income Statements, Captions [Line Items]
Lease and other revenue	364		351							1,139	1,573
Related party revenue	4,853		3,232							13,565	9,702
Total revenue	44,484		42,537							128,458	121,661	164,507	142,614	192,682
Cost of goods and services	37,899		36,261							111,142	103,259	140,516	132,350	177,504
Gross profit	6,585		6,276							17,316	18,402	23,991	10,264	15,178
Selling, general and administrative expense	5,465		4,380							16,247	13,214	18,678	21,517	24,826
Operating income (loss)												5,313	(11,253)	(9,648)
Interest expense, net	9		1							32	3
Other expense (income), net	1,434		124							1,851	318	237	203	(376)
Income (loss) before income taxes	(323)		1,771							(814)	4,867
Income (loss) before income taxes and equity in earnings (losses) of affiliates												5,076	(11,456)	(9,272)
Provision for (benefit from) income taxes	1,536		340							4,595	400	(11,537)	(5,341)	(5,431)
Income (loss) before equity in earnings (losses) of affiliates	(1,859)		1,431							(5,409)	4,467	16,613	(6,115)	(3,841)
Equity in earnings (losses) of affiliates	12,604		3,006							37,568	5,446
Equity in earnings (losses) of affiliates												11,020	(8,273)	2,762
Net income (loss)	10,745		4,437							32,159	9,913	27,633	(14,388)	(1,079)
Net income (loss) attributable to noncontrolling interest	232		264							295	860	930	1,851	1,436
Net income (loss) attributable to Apergy	10,513		4,173							31,864	9,053	26,703	(16,239)	(2,515)
Comprehensive income (loss) attributable to Apergy	11,166		9,108							24,134	15,793	31,065	(15,205)	(13,795)
Product [Member]
Condensed Income Statements, Captions [Line Items]
Revenue	283,103		235,848							808,311	679,837
Product [Member] | Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Revenue	283,102									808,310
Product [Member] | Subsidiary guarantors
Condensed Income Statements, Captions [Line Items]
Revenue	250,549		203,623							714,226	590,554
Product [Member] | Subsidiary non-guarantors
Condensed Income Statements, Captions [Line Items]
Revenue	32,553		32,225							94,084	89,283
Service [Member]
Condensed Income Statements, Captions [Line Items]
Revenue	20,471		16,149							62,014	46,163
Service [Member] | Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Revenue			16,148
Service [Member] | Subsidiary guarantors
Condensed Income Statements, Captions [Line Items]
Revenue	13,757		9,419							42,344	25,060
Service [Member] | Subsidiary non-guarantors
Condensed Income Statements, Captions [Line Items]
Revenue	6,714		6,729							19,670	21,103
Intersegment Eliminations
Condensed Income Statements, Captions [Line Items]
Related party revenue	(10,797)		(10,877)							(32,163)	(29,160)
Total revenue	(10,797)		(10,877)							(32,163)	(29,160)	(36,103)	(35,669)	(39,959)
Cost of goods and services	(10,883)		(10,770)							(31,542)	(28,722)	(35,911)	(35,806)	(40,178)
Gross profit	86		(107)							(621)	(438)	(192)	137	219
Operating income (loss)												(192)	137	219
Interest expense, net										(1)
Other expense (income), net			1							1			0	1,421
Income (loss) before income taxes	86		(108)							(621)	(438)
Income (loss) before income taxes and equity in earnings (losses) of affiliates												(192)	137	(1,202)
Provision for (benefit from) income taxes	18		(37)							(130)	(153)	(67)	48	77
Income (loss) before equity in earnings (losses) of affiliates	68		(71)							(491)	(285)	(125)	89	(1,279)
Equity in earnings (losses) of affiliates	(51,214)		(23,862)							(142,233)	(61,469)
Equity in earnings (losses) of affiliates												(143,768)	44,583	(36,480)
Net income (loss)	(51,146)		(23,933)							(142,724)	(61,754)	(143,893)	44,672	(37,759)
Net income (loss) attributable to Apergy	(51,146)		(23,933)							(142,724)	(61,754)	(143,893)	44,672	(37,759)
Comprehensive income (loss) attributable to Apergy	$ (51,070)		$ (29,303)							$ (134,348)	$ (68,848)	$ (151,102)	$ 43,607	$ (25,799)